ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 24, 2025
Lisa M. Henry
T +1 617 951 7780
lisa.henry@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG ETF Trust (Registration Nos. 033-43089 and 811-06431)

Ladies and Gentlemen:

On behalf of AMG ETF Trust (formerly AMG Funds II) (the “Trust”), we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 86 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Act (the “Registration Statement”). Pursuant to the requirements of Rule 485(a)(2), it is intended that the Amendment become effective 75 days after filing, unless superseded by a subsequent filing.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry
Lisa M. Henry